As filed with the Securities and Exchange Commission on November 29, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08360

GUINNESS ATKINSON FUNDS
(Exact name of registrant as specified in charter)

21550 Oxnard Street, Suite 750, Woodland Hills, California 91367
(Address of principal executive offices) (Zip code)

James J. Atkinson, Jr.
21550 Oxnard Street, Suite 750, Woodland Hills, California 91367
(Name and address of agent for service)

Copies to:

Susan Penry-Williams, Esq.
Kramer, Levin, Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

(800) 915-6566
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2007

Date of reporting period:  September 30, 2007

Item 1. Schedule of Investments.

Guinness Atkinson Alternative Energy Fund

SCHEDULE OF INVESTMENTS IN SECURITIES
at September 30, 2007 (Unaudited)
Shares		Value
	COMMON STOCKS: 100.4%
	Biofuel: 7.1%
734,040	Agri Energy Ltd (a)	$127,013
2,754,737	Babcock & Brown Environmental Investments Ltd (a)	1,161,098
206,370	Biopetrol Industries AG (a)	1,494,908
269,900	Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA (a)	1,750,743
1,005,100	Carotech Bhd	218,276
25,000	Futurefuel Corp (a)	200,000
1,200,000	Maple Energy PLC (a)	2,553,406
4,018,737	Natural Fuel Ltd (a)	962,827
728,792	Renewable Power & Light PLC (a)	357,866
		8,826,137

	Biomass Energy: 1.7%
843,987	Alkane Energy PLC (a)	297,872
1,363,187	Novera Energy PLC (a)	1,868,682
		2,166,554

	Efficiency: 9.3%
75,318	AgCert International (a)	30,820
146,000	Applied Intellectual Capital (a)	746,789
344,865	Azure Dynamics Corp (a)	152,557
79,748	Echelon Corp (a)	1,994,497
100,769	Fuel Systems Solutions Inc (a)	1,799,734
215,265	Railpower Technologies Corp (a)	49,777
488,561	VRB Power Systems Inc (a)	162,092
1,200,000	VRB Power Systems Inc (a)	398,130
793,246	Westport Innovations Inc (a)	1,945,931
81,800	WFI Industries Ltd	2,294,496
179,659	Xantrex Technology Inc (a)	1,990,491
		11,565,314

	Fuelcell: 5.8%
90,756	CMR Fuel Cells PLC (a)	129,052
223,488	FuelCell Energy Inc (a)	1,997,983
1,462,580	Hydrogenics Corp (a)	2,076,864
610,000	ITM Power PLC (a)	1,310,462
111,519	Mechanical Technology Inc (a)	127,132
140,964	Polyfuel Inc (a)	95,176
1,432,152	Quantum Fuel Systems Technologies Worldwide Inc (a)	1,575,367
		7,312,036

	Geothermal: 6.8%
312,328	Geodynamics Ltd	454,517
85,619	Ormat Technologies Inc	3,967,584
28,451,000	PNOC Energy Development Corp	4,041,873
		8,463,974

Guinness Atkinson Alternative Energy Fund

SCHEDULE OF INVESTMENTS IN SECURITIES
at September 30, 2007 (Unaudited)
Shares	Value
	COMMON STOCKS: 100.4% (continued)
	Hydro: 14.3%
121,087	Boralex Inc (a)	$2,008,682
189,442	Cia Energetica de Minas Gerais	4,040,798
275,800	Contact Energy Ltd	1,920,722
31,700	CPFL Energia SA	1,845,891
64,909	Iberdrola SA	3,813,347
74,020	Verbund - Oesterreichische Elektrizitaetswirtschafts AG	4,266,282
		17,895,722

	Solar: 38.5%
760,987	Carmanah Technologies Corp (a)	1,247,081
175,700	China Sunergy Co Ltd (a)	1,607,655
47,710	Conergy AG	4,530,935
30,820	EDF Energies Nouvelles SA	2,449,649
181,500	E-Ton Solar Tech Co Ltd	2,066,102
662,251	Jetion Holdings Ltd (a)	1,686,931
32,380	MEMC Electronic Materials Inc (a)	1,905,887
30,388	Motech Industries Inc	330,589
143,000	Motech Industries Inc	1,555,539
43,150	Q-Cells AG (a)	4,411,682
98,790	Renewable Energy Corp AS (a)	4,553,548
277,500	SAG Solarstrom AG	395,701
310,166	SAG Solarstrom AG	1,777,970
112,917	Solar-Fabrik AG	2,547,241
1,537,380	Solartron PCL	128,283
76,454	Solarworld AG	4,401,120
37,678	Solon AG Fuer Solartechnik (a)	4,271,291
28,000	SunPower Corp (a)	2,318,960
97,311	Suntech Power Holdings Co Ltd (a)	3,882,709
8,300	Wacker Chemie AG	1,942,541
		48,011,414

	Wave/Tidal: 0.2%
14,663	Ocean Power Technologies Inc	222,754

	Wind: 16.7%
7,420	Acciona SA	2,017,710
1,186,543	Babcock & Brown Wind Partners	1,910,975
277,877	Clipper Windpower PLC (a)	3,061,565
95,982	Gamesa Corp Tecnologica SA	3,921,197
91,200	Greentech Energy Systems (a)	1,822,988
131,147	Theolia SA (a)	3,497,069
59,215	Vestas Wind Systems A/S (a)	4,677,939
		20,909,443

	Total Common Stocks	125,373,348

Guinness Atkinson Alternative Energy Fund

SCHEDULE OF INVESTMENTS IN SECURITIES
at September 30, 2007 (Unaudited)
Shares	Value

	WARRANTS: 0.1%
25,000	Futurefuel Corp-warrant (a)	$70,750
39,041	Geodynamics Ltd-warrant (a)	12,991
53,750	Railpower Technologies Corp-warrant (a)	2,702
		86,443

	Total Warrants	86,443

	Total Investments in Securities
	(cost $113,607,862) +: 100.5%	125,459,791
	Liabilities in excess of Other Assets: (0.5%)	(634,233)
	Net Assets: 100.0%	$124,825,558

(a)	Non-income producing security.
+	At September 30, 2007, the aggregate unrealized appreciation and depreciation of securities, based on
	their cost for federal income tax purposes, was as follows**:
	Cost of investments for tax purposes	$113,607,867
	Gross tax unrealized appreciation	22,877,019
	Gross tax unrealized depreciation	(11,025,095)
	Net tax unrealized appreciation	$11,851,924

**	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

	Guinness Atkinson Asia Focus Fund

SCHEDULE OF INVESTMENTS IN SECURITIES
at September 30, 2007 (Unaudited)
Shares		Value
	COMMON STOCKS: 96.4%
	China: 23.6%
804,000	Angang Steel Co Ltd	$3,113,052
790,000	China Shipping Container Lines Co Ltd	2,560,893
336,000	Dongfang Electrical Machinery Co Ltd	3,068,750
510,000	Guangzhou R&F Properties Co Ltd	2,407,687
207,000	Haitian International Holdings Ltd	135,801
998,000	Jiangxi Copper Co Ltd	3,228,735
1,088,000	PetroChina Co Ltd	2,062,957
1,450,000	Shenzhen Expressway Co Ltd	1,505,239
1,196,800	Yanzhou Coal Mining Co Ltd	2,463,233
		20,546,347
	Hong Kong: 15.9%
618,000	Chen Hsong Holdings	455,519
176,000	China Mobile Ltd	2,882,073
1,342,000	CNOOC Ltd	2,254,548
1,752,000	CNPC Hong Kong Ltd	1,108,825
3,098,000	Denway Motors Ltd	1,797,305
146,840	Esprit Holdings Ltd	2,332,787
83,637	HSBC Holdings PLC	1,529,896
165,000	Kingboard Chemical Holdings Ltd	1,050,638
1,832,000	Solomon Systech International Ltd	167,320
1,071,000	Victory City International Hlds	332,025
		13,910,936

	Indonesia: 4.0%
251,000	PT International Nickel Indonesia Tbk	1,742,865
1,460,000	Telekomunikasi Indonesia Tbk PT	1,756,151
		3,499,016
	Malaysia: 7.3%
329,700	Digi.Com Bhd	2,080,279
1,209,250	IOI Corporation Berhad	2,147,018
1,872,000	Resorts World Bhd	2,153,555
		6,380,852

	Singapore: 4.8%
479,000	Indofood Agri Resources Ltd	409,512
689,600	Jurong Technologies Industrial Corp Ltd	350,487
388,000	Singapore Petroleum Co Ltd	1,776,102
595,650	Singapore Telecommunications Ltd	1,611,924
		4,148,025

	South Korea: 17.4%
8,750	Hyundai Mipo Dockyard	3,011,637
14,080	Korea Zinc Co Ltd	2,661,538
19,920	KT&G Corp	1,556,250
3,650	POSCO	2,684,058
68,700	Samho International Co., Ltd.	2,026,770
2,390	Samsung Electronics Co. Ltd.	1,501,584

Guinness Atkinson Asia Focus Fund

SCHEDULE OF INVESTMENTS IN SECURITIES
at September 30, 2007 (Unaudited)
Shares	Value
	COMMON STOCKS: 96.4% - (continued)
	South Korea: 17.4% (continued)
26,110	Shinhan Financial Group Co Ltd	$1,706,051
		15,147,888
	Taiwan: 18.3%
1,142,608	China Steel Corp	1,666,558
521,626	Compal Electronics Inc	589,796
755,723	Coretronic Corp	1,162,473
791,040	D-Link Corporation	1,963,360
267,938	HON HAI Precision Industry Co Ltd	2,019,695
1,471,225	Mitac International Corp	2,051,195
362,477	Novatek Microelectronics Corp Ltd	1,577,194
221,250	Shin Zu Shing Co Ltd	1,681,324
678,553	Taiwan Semiconductor Manufacturing Co Ltd	1,322,383
1,089,172	Wistron Corp	1,969,087
		16,003,065

	Thailand: 5.1%
199,500	Electricity Generating PCL	686,827
1,507,000	Hana Microelectronics Pcl	1,081,611
289,000	PTT Exploration & Production PCL	1,146,725
158,000	PTT Pcl	1,548,884
		4,464,047

	Total Common Stocks	84,100,176

Principal Amount	SHORT-TERM INVESTMENT: 2.9%
$ 2,503,724	State Street Bank & Trust Euro Time Deposit, 3.05%	2,503,724

	Total Short-Term Investment	2,503,724

	Total Investments in Securities
	(cost $54,599,402)+: 99.3%	86,603,900
	Other Assets less Liabilities: 0.7%	651,593
	Net Assets: 100.0%	$87,255,493

+	At September 30, 2007, the aggregate unrealized appreciation and depreciation of securities, based on
	their cost for federal income tax purposes, was as follows**:
	Cost of investments for tax purposes	$54,601,316
	Gross tax unrealized appreciation	33,158,795
	Gross tax unrealized depreciation	(1,156,211)
	Net tax unrealized appreciation	$32,002,584

**	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Guinness Atkinson Asia Pacific Dividend Fund

SCHEDULE OF INVESTMENTS IN SECURITIES
at September 30, 2007 (Unaudited)
Shares		Value

	COMMON STOCKS: 97.6%
	Australia: 9.4%
432,800	Babcock & Brown Wind Partners	$697,042
283,450	CSR Ltd	782,225
13,980	Incitec Pivot Ltd	1,061,137
159,740	OneSteel Ltd	978,043
		3,518,447

	China: 10.8%
190,000	Angang Steel Co Ltd	735,672
246,000	China Shipping Container Lines Co Ltd	797,443
1,049,000	People's Food Holdings Ltd	1,009,808
402,000	PetroChina Co Ltd	762,232
372,000	Yanzhou Coal Mining Co Ltd	765,644
		4,070,799

	Hong Kong: 16.2%
367,500	BOC Hong Kong Holdings Ltd	931,295
119,500	CLP Holdings Ltd	827,016
59,000	Esprit Holdings Ltd	937,309
8,800	HSBC Holdings Plc - ADR	814,880
347,000	Industrial and Commercial Bank of China (Asia), Ltd	968,619
1,680,000	Modern Beauty Salon Holdings Ltd	756,382
192,000	Solomon Systech International Ltd	17,536
111,000	Vtech Holdings Ltd	821,022
		6,074,059

	Indonesia: 2.2%
674,500	Telekomunikasi Indonesia Tbk PT	811,318

	Malaysia: 2.5%
149,700	Digi.Com Bhd	944,549

	New Zealand: 1.9%
129,800	New Zealand Refining Co., Ltd.	747,555

	Philippines: 2.4%
27,830	Globe Telecom, Inc.	908,104

	Singapore: 9.7%
1,693,000	Jurong Technologies Industrial Corp Ltd	860,461
207,000	Singapore Petroleum Co Ltd	947,560
338,000	Singapore Telecommunications Ltd	914,682
62,000	United Overseas Bank Ltd	922,383
		3,645,086

Guinness Atkinson Asia Pacific Dividend Fund

SCHEDULE OF INVESTMENTS IN SECURITIES
at September 30, 2007 (Unaudited)
Shares	Value
	COMMON STOCKS: 97.6% - (continued)
	South Korea: 7.0%
10,470	Kookmin Bank	$871,737
11,210	KT&G Corporation	875,781
1,210	POSCO	889,784
		2,637,302

	Taiwan: 17.3%
645,247	China Steel Corp	941,130
713,283	Compal Electronics Inc	806,500
241,400	Depo Auto Parts Industrial Co, Ltd	924,621
376,000	D-Link Corporation	933,231
609,224	Greatek Electronics Inc	920,323
205,479	Novatek Microelectronics Corp Ltd	894,071
326,000	U-Ming Marine Transport Corp	1,068,852
		6,488,728

	Thailand: 18.2%
1,476,500	Delta Electronics (Thailand) Pcl	904,639
908,000	Glow Energy	927,206
1,062,000	Hana Microelectronics Pcl	762,223
2,436,300	Krung Thai Bank Pcl	774,782
250,800	PTT Chemical Pcl	943,930
92,600	PTT Pcl	907,764
1,431,100	Thai Plastic & Chemical Pcl	797,491
1,767,400	Thanachart Capital Pcl	809,575
		6,827,610

	Total Common Stocks	36,673,557

Principal Amount	SHORT-TERM INVESTMENT: 0.9%
$ 349,296	State Street Bank & Trust Euro Time Deposit, 3.05%	$349,296

	Total Short-Term Investment	349,296

	Total Investments in Securities
	(cost $33,500,204) +: 98.5%	37,022,853
	Other Assets less Liabilities: 1.5%	556,361
	Net Assets: 100.0%	$37,579,214

	ADR American Depository Receipt
+	At September 30, 2007, the aggregate unrealized appreciation and depreciation of securities, based on
	their cost for federal income tax purposes, was as follows**:
	Cost of investments for tax purposes	$33,506,402
	Gross tax unrealized appreciation	4,327,195
	Gross tax unrealized depreciation	(810,744)
	Net tax unrealized appreciation	$3,516,451

**	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Guinness Atkinson China & Hong Kong Fund

SCHEDULE OF INVESTMENTS IN SECURITIES
at September 30, 2007 (Unaudited)
Shares		Value
	COMMON STOCKS: 95.6%
	Agricultural Operations: 1.1%
3,984,000	Chaoda Modern Agriculture	$3,238,920

	Auto - Cars/Light Trucks: 1.8%
9,314,000	Denway Motors, Ltd.	5,403,518

	Batteries/Battery System: 2.2%
857,000	BYD Co., Ltd.	6,399,512

	Coal: 4.7%
81,000	China Coal Energy Co.	240,692
6,653,200	Yanzhou Coal Mining Co., Ltd.	13,693,498
		13,934,190
	Commercial Banks: 6.5%
324,650	Dah Sing Financial Holdings Ltd.	2,505,708
428,000	Hang Seng Bank	7,603,285
365,743	HSBC Holdings PLC	6,690,206
188,400	Wing Hang Bank Ltd.	2,166,618
		18,965,817
	Computer: 2.4%
9,310,000	Lenovo Group Ltd.	7,137,725

	Distribution/Wholesale: 2.8%
519,071	Esprit Holdings, Ltd.	8,246,270

	Diversified Operations: 5.5%
548,000	Shanghai Industrial Holdings, Ltd.	2,738,643
249,500	Swire Pacific Ltd. A	3,024,933
3,724,000	Tianjin Development Hldgs	5,307,784
1,058,000	Wharf Holdings Ltd.	5,198,917
		16,270,277
	Electric - Integrated: 1.0%
431,000	CLP Holdings, Ltd.	2,982,795

	Electronics: 2.1%
950,000	Kingboard Chemicals Holdings, Ltd.	6,049,126
43,181	Kingboard Laminates Holdings, Ltd.	38,494
		6,087,620
	Fisheries: 1.1%
2,306,000	China Fishery Group, Ltd.	3,290,959

	Machinery - Diversified: 1.0%
3,510,000	Chen Hsong Holdings, Ltd.	2,587,174
588,000	Haitian International Holdings, Ltd.	385,755
		2,972,929

Guinness Atkinson China & Hong Kong Fund

SCHEDULE OF INVESTMENTS IN SECURITIES
at September 30, 2007 (Unaudited)
Shares	Value
	COMMON STOCKS: 95.6% - (continued)
	Medical - Drugs: 0.0%
1,240,000	Far East Pharmaceutical Technology (a)(b)(c)	$—

	Metal - Processors & Fabercations: 4.7%
4,316,000	Jiangxi Copper Co., Ltd.	13,963,146

	Oil & Gas: 12.9%
10,957,000	CNOOC Ltd.	18,407,664
6,210,000	CNPC Hong Kong Ltd.	3,930,253
8,256,000	PetroChina Co Ltd.	15,654,205
		37,992,122
	Petrochemicals: 2.4%
5,570,000	China Petroleum & Chemical Corporation	6,957,261

	Power Conversion/Supply Equipment: 4.7%
1,510,000	Dongfang Electrical Machinery Co., Ltd.	13,791,107

	Real Estate: 11.1%
2,302,000	Guangzhou R&F Properties Co Ltd.	10,867,640
748,000	Hopewell Holdings	3,569,763
6,878,000	Midland Holdings Ltd.	7,449,688
2,382,000	Sino Land Co	5,926,006
1,774,000	Wheelock & Co Ltd.	4,883,500
		32,696,597
	Rental Auto/Equipment: 1.0%
925,000	Marine Ports & Services (GIC3)	2,927,121

	Retail: 0.5%
698,000	Glorious Sun Enterprises Ltd.	334,012
2,560,000	Modern Beauty Salon Holdings Ltd.	1,152,582
		1,486,594

	Semiconductor Components - Integrated Circuits: 0.2%
7,816,000	Solomon Systech International, Ltd.	713,850

	Steel Producers: 7.1%
5,366,000	Angang Steel Co., Ltd.	20,776,911

	Telecommunications: 9.1%
1,335,000	China Mobile, Ltd.	21,861,176
666,000	Vtech Holdings, Ltd.	4,926,131
		26,787,307
	Textiles: 0.6%
5,512,000	Victory City International Holdings, Ltd.	1,708,796

Guinness Atkinson China & Hong Kong Fund

SCHEDULE OF INVESTMENTS IN SECURITIES
at September 30, 2007 (Unaudited)
Shares	Value
	COMMON STOCKS: 95.6% - (continued)
	Transportation: 8.2%
4,510,000	China Shipping Container Lines Co Ltd.	$14,619,783
5,162,550	China Shipping Development Co Ltd.	4,004,474
5,204,000	Shenzhen Expressway Co Ltd.	5,402,250
235,050	Tianjin Port Development Holdings Ltd.	244,004
		24,270,511
	Water Treatment Systems: 0.9%
2,628,000	Bio-Treat Technology, Ltd.	1,609,882
1,126,000	Sinomem Technology, Ltd.	1,008,132
		2,618,014

	Total Common Stocks	281,619,869

	Warrants: 0.0%
100	Surface Mount Technology Holdings, Ltd. (a)	$1

	Total Warrants	1

Principal Amount	SHORT-TERM INVESTMENT: 3.3%
$ 9,719,161	State Street Bank & Trust Euro Time Deposit, 3.05%	$9,719,161

	Total Short-Term Investment	9,719,161

	Total Investments in Securities
	(cost $149,653,591)+: 98.9%	291,339,031
	Other Assets less Liabilities: 1.1%	3,267,889
	Net Assets: 100.0%	$294,606,920

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Fair valued under direction of the Board of Trustees.
+	At September 30, 2007, the aggregate unrealized appreciation and depreciation of securities, based on
	their cost for federal income tax purposes, was as follows**:
	Cost of investments for tax purposes	$150,132,810
	Gross tax unrealized appreciation	144,379,341
	Gross tax unrealized depreciation	(3,173,120)
	Net tax unrealized appreciation	$141,206,221

**	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Guinness Atkinson Global Energy Fund

SCHEDULE OF INVESTMENTS IN SECURITIES
at September 30, 2007 (Unaudited)
Shares		Value

	COMMON STOCKS: 97.4%
	Coal: 1.9%
25,630	Peabody Energy Corporation	$1,226,908

	Machinery - General Industry: 0.4%
918,780	Shandong Molong Petroleum Machinery Co., Ltd.	256,469

	Oil & Gas - Drilling: 7.0%
35,282	Ensign Energy Services, Inc.	666,160
28,760	GlobalSantaFe Corporation	2,186,335
48,070	Patterson-UTI Energy, Inc.	1,084,940
11,310	Unit Corporation (a)	547,404
		4,484,839
	Oil & Gas - Exploration & Production: 24.1%
99,000	Afren PLC (a)	136,724
26,470	Anadarko Petroleum Corp	1,422,762
16,309	Apache Corp	1,468,788
36,158	Canadian Oil Sands Trust	1,199,632
364,358	Coastal Energy Co (a)	234,443
31,759	Dragon Oil Plc (a)	146,202
23,536	EnCana Corp	1,455,250
308,000	EnCore Oil PLC (a)	100,827
67,091	Granby Oil & Gas PLC (a)	84,420
6,200	Grey Wolf Exploration Inc (a)	16,955
600	Imperial Energy Corp PLC (a)	13,700
59,977	Nexen Inc	1,832,505
95,888	OPTI Canada Inc (a)	1,795,038
25,320	Pioneer Natural Resources Co	1,138,894
43,630	Plains Exploration & Production Co (a)	1,929,319
42,200	Synenco Energy Inc (a)	476,455
45,211	Whiting Petroleum Corp (a)	2,009,629
		15,461,543
	Oil & Gas - Field Services: 4.1%
48,080	Helix Energy Solutions Group Inc (a)	2,041,477
21,763	Hercules Offshore, Inc (a)	568,232
		2,609,709

	Oil Comp-Integrated: 11.7%
66,300	Eni SPA	2,457,107
29,000	Exxon Mobil Corp	2,684,240
29,500	Total SA	2,398,576
		7,539,923

Guinness Atkinson Global Energy Fund

SCHEDULE OF INVESTMENTS IN SECURITIES
at September 30, 2007 (Unaudited)
Shares	Value
	COMMON STOCKS: 97.4% - (continued)
	Oil/Integrated: 48.2%
199,285	BP PLC	$2,313,906
28,726	Chevron Corp	2,688,179
31,328	ConocoPhillips	2,749,658
32,243	Hess Corp	2,145,127
48,107	Imperial Oil Ltd	2,383,948
43,608	Occidental Petroleum Corp	2,794,401
29,133	OMV AG	1,945,421
44,630	Petro-Canada	2,560,734
40,030	Petroleo Brasileiro SA	2,589,941
64,271	Royal Dutch Shell PLC	2,654,103
53,447	Sasol Ltd	2,296,360
79,700	Statoil ASA	2,716,415
11,399	Suncor Energy Inc	1,082,541
		30,920,734

	Total Common Stocks	62,500,125

Principal Amount	SHORT-TERM INVESTMENT: 2.5%
$ 1,602,187	State Street Bank & Trust Euro Time Deposit, 3.05%	$1,602,187

	Total Short-Term Investment	1,602,187

	Total Investments in Securities
	(cost $48,609,070)+: 99.9%	64,102,312
	Other Assets less Liabilities: 0.1%	87,246
	Net Assets: 100.0%	$64,189,558

(a)	Non-income producing security.
+	At September 30, 2007, the aggregate unrealized appreciation and depreciation of securities, based on
	their cost for federal income tax purposes, was as follows**:
	Cost of investments for tax purposes	$49,913,373
	Gross tax unrealized appreciation	14,855,462
	Gross tax unrealized depreciation	(666,523)
	Net tax unrealized appreciation	$14,188,939

**	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Guinness Atkinson Global Innovators Fund

SCHEDULE OF INVESTMENTS IN SECURITIES
at September 30, 2007 (Unaudited)
Shares		Value

	COMMON STOCKS: 98.4%
	Aerospace/Defense: 3.4%
24,150	L-3 Communications Holdings Inc	$2,466,681

	Audio/Video Products: 3.4%
50,778	Sony Corp	2,440,391

	Auto Manufacturers: 3.4%
35,950	Honda Motor Co Ltd	1,199,292
10,500	Toyota Motor Corp	1,227,030
		2,426,322
	Commercial Banks: 10.3%
51,400	Citigroup, Inc.	2,398,837
37,934	State Street Corporation	2,585,581
133,260	TD Ameritrade Holding Corporation (a)	2,427,996
		7,412,414
	Computers: 3.7%
3,510,000	Lenovo Group, Ltd.	2,691,022

	E-Commerce/Products: 15.5%
27,230	Amazon.Com, Inc. (a)	2,536,475
63,710	eBay, Inc. (a)	2,485,964
185,080	Infospace, Inc.	3,250,005
136,190	NetFlix, Inc. (a)	2,821,857
		11,094,301
	Electronics: 7.1%
21,960	Garmin, Ltd.	2,622,024
7,890	Samsung Electronics Co., Ltd. - GDR	2,475,488
		5,097,512
	Multi-line Insurance: 3.4%
36,575	American International Group, Inc.	2,474,299

	Oil & Gas Producers: 6.8%
33,980	BP PLC - ADR	2,356,513
23,710	Schlumberger, Ltd.	2,489,550
		4,846,063

	Prepackaged Software: 12.0%
96,130	Check Point Software Technologies, Ltd. (a)	2,420,553
40,878	Microsoft Corporation	1,204,266
115,210	Oracle Corporation (a)	2,494,297
143,150	Parametric Technology Corporation (a)	2,493,673
		8,612,789
	Ready-Mixed Concrete: 3.3%
79,538	Cemex SA de CV - ADR (a)	2,379,777

Guinness Atkinson Global Innovators Fund

SCHEDULE OF INVESTMENTS IN SECURITIES
at September 30, 2007 (Unaudited)
Shares	Value

	COMMON STOCKS: 98.4% - (continued)
	Semiconductors: 10.3%
115,020	Applied Materials, Inc.	$2,380,914
70,835	Nvidia Corporation	2,567,060
241,278	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,441,733
		7,389,707
	Telecommunication Equipment: 3.7%
69,892	Nokia OYJ	2,651,004

	Telecommunications: 8.7%
673,665	Cable & Wireless PLC	2,536,104
266,250	Qwest Communications International, Inc. (a)	2,438,850
34,375	Vodafone Group PLC - ADR	1,247,813
		6,222,767
	Variety Store: 3.4%
40,010	Costco Wholesale Corporation	2,455,414

	Total Common Stocks	70,660,463

Principal Amount	SHORT-TERM INVESTMENT: 1.2%
$ 874,253	State Street Bank & Trust Euro Time Deposit, 3.05%	874,253

	Total Short-Term Investment	874,253

	Total Investments in Securities
	(cost $56,891,619)+: 99.6%	71,534,716
	Other Assets less Liabilities: 0.4%	252,437
	Net Assets: 100.0%	$71,787,153

(a)	Non-income producing security.
	ADR American Depository Receipt
	GDR Global Depository Receipt
+	At September 30, 2007, the aggregate unrealized appreciation and depreciation of securities, based on
	their cost for federal income tax purposes, was as follows**:
	Cost of investments for tax purposes	$57,742,013
	Gross tax unrealized appreciation	14,046,144
	Gross tax unrealized depreciation	(253,441)
	Net tax unrealized appreciation	$13,792,703

**	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Guinness Atkinson Funds

By (Signature and Title)   /s/James J. Atkinson, Jr.
James J. Atkinson, Jr., President

Date   November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/James J. Atkinson, Jr.
James J. Atkinson, Jr., President

Date   November 29, 2007

By (Signature and Title)   /s/Michael Ricks
Michael Ricks, Treasurer

Date   November 27, 2007